NOTE 6. Summary of prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest expenses	$ 119	$ 51
Deposits for inventories	26	20
Temporary advances to employees	166	197
Prepaid rent	1,534	1,632
Prepaid other taxes	252	81
Prepaid fuel charges	30	46
Prepaid insurance	1,485	1,365
Other current assets	1,649	1,140
Total	$ 5,261	$ 4,532